UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Robert M. Slotky

Professionally Managed Portfolios

2020 E. Financial Way, Ste. 100

Glendora, CA 91741

(Name and address of agent for service)

Registrant’s telephone number, including area code: 626-914-7383

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Item 1.	Schedule of Investments.

BROWN ADVISORY GROWTH EQUITY FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—95.8%

Consumer Discretionary—6.8%
80,381	Coach, Inc.	2,929,084
123,633	PetSmart, Inc.	3,365,290

		6,294,374

Consumer Staples—6.8%
102,141	Alberto-Culver Co.	2,831,349
56,160	Costco Wholesale Corp.	3,424,075

		6,255,424

Energy—8.5%
45,686	Canadian Natural Resources, Ltd.	3,098,882
31,865	FMC Technologies, Inc.(a)	1,789,857
48,452	Schlumberger, Ltd.	2,960,417

		7,849,156

Financials—3.8%
50,987	Bank of New York Mellon Corp.	1,454,149
113,417	Charles Schwab Corp.	2,076,666

		3,530,815

Health Care—17.0%
53,965	Allergan, Inc.	3,153,175
60,005	Covance, Inc.(a)	3,397,483
49,890	DaVita, Inc.(a)	3,073,723
43,694	IDEXX Laboratories, Inc.(a)	2,307,480
8,151	Intuitive Surgical, Inc.(a)	2,829,538
10,393	Millipore Corp.(a)	981,203

		15,742,602

Industrials—17.1%
145,807	ABB, Ltd., ADR	2,954,050
57,995	AMETEK, Inc.	2,264,125
30,897	Danaher Corp.	2,285,451
74,526	Jacobs Engineering Group, Inc.(a)	2,891,609
48,019	Roper Industries, Inc.	2,662,173
49,097	Stericycle, Inc.(a)	2,709,172

		15,766,580

Information Technology—35.8%
105,294	Accenture PLC, Class A	4,208,601
17,878	Apple, Inc.(a)	3,658,196
124,942	Cisco Systems, Inc.(a)	3,039,839
60,954	Citrix Systems, Inc.(a)	2,621,632
59,203	Cognizant Technology Solutions Corp., Class A(a)	2,849,440
5,375	Google, Inc., Class A(a)	2,831,550
14,789	MasterCard, Inc., Class A	3,318,208
87,877	NetApp, Inc.(a)	2,637,189
76,656	QUALCOMM, Inc.	2,812,509
35,433	Salesforce.com, Inc.(a)	2,407,672
99,790	Trimble Navigation, Ltd.(a)	2,681,357

		33,066,193

Total Common Stock (Cost $67,981,959)		88,505,144

Short Term Investment—5.1%

Money Market Fund—5.1%
4,747,749	Investors Cash Trust - Treasury Portfolio, 0.01%(b) (Cost $4,747,749)	4,747,749

Total Investments – 100.9% (Cost $72,729,708)*		93,252,893

Other Assets and Liabilities, Net—(0.9)%		(864,924)

NET ASSETS—100.0%		$92,387,969

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$21,474,865
Gross Unrealized Depreciation	(951,680)

Net Unrealized Appreciation	$20,523,185

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying notes to schedule of investments.

BROWN ADVISORY VALUE EQUITY FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—95.8%

Consumer Discretionary—4.7%
67,775	Darden Restaurants, Inc.	2,748,276
37,830	Sherwin-Williams Co.	2,397,666
85,115	Staples, Inc.	2,192,562

		7,338,504

Consumer Staples—3.2%
49,450	Procter & Gamble Co.	3,129,196
67,775	Sysco Corp.	1,958,698

		5,087,894

Energy—16.3%
55,165	Canadian Natural Resources, Ltd.	3,741,842
50,440	Diamond Offshore Drilling, Inc.	4,404,421
45,710	Exxon Mobil Corp.	2,971,150
119,790	Tidewater, Inc.	5,339,040
97,725	Total SA ADR	5,439,374
47,315	Transocean, Ltd.(a)	3,776,683

		25,672,510

Financials—17.6%
104,030	ACE, Ltd.	5,200,460
94,815	American Express Co.	3,620,985
133,975	Assurant, Inc.	4,088,917
176,535	Bank of New York Mellon Corp.	5,034,778
104,685	Chubb Corp.	5,282,405
56,743	M&T Bank Corp.	4,393,610

		27,621,155

Health Care—12.4%
45,710	Becton, Dickinson & Co.	3,559,438
63,050	Johnson & Johnson	3,972,150
125,915	Medtronic, Inc.	5,464,711
135,555	Merck & Co., Inc.	4,999,268
23,642	Waters Corp.(a)	1,410,482

		19,406,049

Industrials—22.2%
39,405	3M Co.	3,158,311
85,090	Deere & Co.	4,875,657
103,565	Dover Corp.	4,687,352
37,895	Eaton Corp.	2,581,407
115,335	Harsco Corp.	3,462,357
53,590	Jacobs Engineering Group, Inc.(a)	2,079,292
77,235	Norfolk Southern Corp.	3,972,196
50,065	Northrop Grumman Corp.	3,066,982
167,080	Snap-on, Inc.	7,054,117

		34,937,671

Information Technology—13.9%
104,030	Accenture PLC, Class A	4,158,079
148,165	Cisco Systems, Inc.(a)	3,604,854
137,650	Dell, Inc.(a)	1,821,110
113,485	Harris Corp.	5,131,792
121,575	Microsoft Corp.	3,484,339
37,785	QUALCOMM, Inc.	1,386,332
135,555	Symantec Corp.(a)	2,243,435

		21,829,941

Materials—5.5%
51,315	Air Products & Chemicals, Inc.	3,519,183
152,890	EI Du Pont de Nemours & Co.	5,155,451

		8,674,634

Total Common Stock (Cost $127,450,909)		150,568,358

Short Term Investment—3.9%

Money Market Fund—3.9%
6,145,121	Investors Cash Trust - Treasury Portfolio, 0.01%(b) (Cost $6,145,121)	6,145,121

Total Investments – 99.7% (Cost $133,596,030)*		156,713,479

Other Assets and Liabilities, Net—0.3%		501,036

NET ASSETS—100.0%		$157,214,515

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$24,980,706
Gross Unrealized Depreciation	(1,863,257)

Net Unrealized Appreciation	$23,117,449

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying notes to schedule of investments.

BROWN ADVISORY FLEXIBLE VALUE FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—95.1%

Consumer Discretionary—16.5%
12,340	CarMax, Inc.(a)	249,145
23,885	Comcast Corp., Class A	392,669
13,890	Lowe’s Cos., Inc.	329,332
8,265	Scripps Networks Interactive, Inc., Class A	327,129
3,141	Sherwin-Williams Co.	199,076
12,160	Staples, Inc.	313,242
8,070	TJX Cos., Inc.	335,954
11,883	WABCO Holdings, Inc.	317,751
17,805	Walt Disney Co.	556,228

		3,020,526

Consumer Staples—9.0%
6,565	Costco Wholesale Corp.	400,268
17,910	Kraft Foods, Inc., Class A	509,181
6,880	PepsiCo, Inc.	429,794
5,550	Wal-Mart Stores, Inc.	300,088

		1,639,331

Energy—15.4%
11,770	Canadian National Railway Co.	619,808
2,500	Canadian Natural Resources, Ltd.	169,575
7,215	Exxon Mobil Corp.	468,975
9,757	Kinder Morgan Management, LLC(a)	559,581
12,030	Magellan Midstream Partners, LP	544,237
5,830	Occidental Petroleum Corp.	465,526

		2,827,702

Financials—20.7%
12,770	American Express Co.	487,686
9,089	Artio Global Investors, Inc.	221,590
28,870	Bank of America Corp.	480,974
13,070	Bank of New York Mellon Corp.	372,756
11,626	Berkshire Hathaway, Inc., Class B(a)	931,591
9,705	Charles Schwab Corp.	177,699
3,650	Franklin Resources, Inc.	371,278
2,530	M&T Bank Corp.	195,898
20,340	Wells Fargo Co.	556,096

		3,795,568

Health Care—9.9%
4,895	Johnson & Johnson	308,385
4,500	Medtronic, Inc.	195,300
11,870	Merck & Co., Inc.	437,766
9,800	Pfizer, Inc.	171,990
11,230	WellPoint, Inc.(a)	694,800

		1,808,241

Industrials—2.1%
5,670	United Technologies Corp.	389,246

Information Technology—16.8%
980	Google, Inc., Class A(a)	516,264
6,800	Hewlett-Packard Co.	345,372
1,825	IBM Corp.	232,067
4,700	Lender Processing Services, Inc.	179,446
4,400	MasterCard, Inc., Class A	987,228
7,080	Microsoft Corp.	202,913
8,145	Paychex, Inc.	243,861
4,500	QUALCOMM, Inc.	165,105
2,280	Visa, Inc., Class A	194,438

		3,066,694

Telecommunication Services—4.7%
3,925	America Movil SAB de CV, ADR	174,937
3,800	Millicom International Cellular SA	322,012
10,440	SBA Communications Corp., Class A(a)	369,159

		866,108

Total Common Stock (Cost $15,632,560)		17,413,416

Short Term Investment—3.6%

Money Market Fund—3.6%
658,041	Investors Cash Trust - Treasury Portfolio, 0.01%(b) (Cost $658,041)	658,041

Total Investments – 98.7% (Cost $16,290,601)*		18,071,457

Other Assets and Liabilities, Net—1.3%		243,268

NET ASSETS—100.0%		$18,314,725

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,219,219
Gross Unrealized Depreciation	(438,363)

Net Unrealized Appreciation	$1,780,856

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership

See accompanying notes to schedule of investments.

BROWN ADVISORY SMALL-CAP GROWTH FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares/ Face Amount $	Security Description	Value $

Common Stock—92.8%

Consumer Discretionary—20.8%
114,163	American Public Education, Inc.(a)	4,938,691
68,785	Brink’s Home Security Holdings, Inc.(a)	2,878,652
78,950	Citi Trends, Inc.(a)	2,347,973
156,900	Harman International Industries, Inc.(a)	6,768,666
364,935	Knology, Inc.(a)	4,178,506
132,001	National CineMedia, Inc.	2,123,896
651,127	Orbitz Worldwide, Inc.(a)	3,874,206
106,595	PetMed Express, Inc.	2,064,745
60,910	PetSmart, Inc.	1,657,970
38,435	WMS Industries, Inc.(a)	1,457,840

		32,291,145

Energy—8.4%
99,240	Gulf Island Fabrication, Inc.	1,979,838
73,365	Oceaneering International, Inc.(a)	4,434,914
86,115	T-3 Energy Services, Inc.(a)	2,044,370
102,395	Tidewater, Inc.	4,563,745

		13,022,867

Health Care—19.9%
48,835	athenahealth, Inc.(a)	1,799,082
89,200	Covance, Inc.(a)	5,050,504
121,295	Dexcom, Inc.(a)	1,096,507
34,130	Gen-Probe, Inc.(a)	1,538,580
73,600	Genoptix, Inc.(a)	2,397,152
82,440	Henry Schein, Inc.(a)(b)	4,685,065
52,000	IDEXX Laboratories, Inc.(a)	2,746,120
60,910	Masimo Corp.(a)	1,686,598
175,125	NuVasive, Inc.(a)	6,996,244
101,340	Seattle Genetics, Inc.(a)	1,033,668
45,685	Volcano Corp.(a)	940,654
149,809	ZymoGenetics, Inc.(a)	799,980

		30,770,154

Industrials—14.4%
142,785	Argon ST, Inc.(a)	3,512,511
43,400	ESCO Technologies, Inc.	1,419,614
118,670	IDEX Corp.	3,678,770
188,505	Interline Brands, Inc.(a)	3,336,539
140,725	Titan Machinery, Inc.(a)	1,676,035
318,730	UTi Worldwide, Inc.	4,758,639
117,620	Waste Connections, Inc.(a)	3,954,384

		22,336,492

Information Technology—26.4%
181,680	3PAR, Inc.(a)	1,676,906
136,600	Applied Micro Circuits Corp.(a)	1,221,204
86,300	Broadridge Financial Solutions, Inc.	1,815,752
93,990	Citrix Systems, Inc.(a)	4,042,510
90,840	CommVault Systems, Inc.(a)	1,989,396
115,185	Double-Take Software, Inc.(a)	1,021,691
25,205	FactSet Research Systems, Inc.	1,668,571
93,465	Global Payments, Inc.	4,001,237
67,210	Informatica Corp.(a)	1,715,199
77,150	Lender Processing Services, Inc.	2,945,587
52,725	Pegasystems, Inc.	1,898,100
151,800	Polycom, Inc.(a)	3,963,498
100,750	RightNow Technologies, Inc.(a)	1,567,670
71,410	Sybase, Inc.(a)	3,169,890
191,135	Trimble Navigation, Ltd.(a)	5,135,797
144,000	Volterra Semiconductor Corp.(a)	3,143,520

		40,976,528

Materials—1.5%
96,615	Rockwood Holdings, Inc.(a)	2,317,794

Telecommunication Services—1.4%
59,335	SBA Communications Corp., Class A(a)	2,098,086

Total Common Stock (Cost $112,374,581)		143,813,066

Private Placement—0.2%
3,800	Montagu Newhall Global Partners IV, LP - B(a)(c)(d)(e) (Cost $380,000)	336,015

Short Term Investment—7.0%

Money Market Fund—7.0%
10,863,414	Investors Cash Trust - Treasury Portfolio, 0.01%(f) (Cost $10,863,414)	10,863,414

Total Investments – 100.0% (Cost $123,617,995)*		155,012,495

Other Assets and Liabilities, Net—0.0%		27,482

NET ASSETS—100.0%		$155,039,977

(a)	Non-income producing security.
(b)	All or a portion of this security was segregated in connection with the remaining capital commitments for the private placement security.
(c)	Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At February 28, 2010 the value of these securities amounted to $336,015, or 0.2% of net assets. Additional information on the restricted security is as follows:

Montagu Newhall Global Partners IV, LP - B

Acquisition Date	Acquisition Cost
February 19, 2008	$20,000
April 21, 2008	100,000
July 31, 2008	60,000
October 27, 2008	60,000
May 1, 2009	100,000
September 21, 2009	40,000

$380,000

(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010 the value of these securities amounted to $336,015, or 0.2% of net assets.
(e)	This security was purchased with a full investment commitment of $2 million, with $1,620,000 outstanding at February 28, 2010.
(f)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$33,102,423
Gross Unrealized Depreciation	(1,707,923)

Net Unrealized Appreciation	$31,394,500

LP	Limited Partnership

See accompanying notes to schedule of investments.

BROWN CARDINAL SMALL COMPANIES FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—95.6%

Consumer Discretionary—14.1%
79,716	AFC Enterprises(a)	645,700
33,000	American Eagle Outfitters, Inc.	556,710
4,100	Deckers Outdoor Corp.(a)	492,820
133,000	Dolan Media Co.(a)	1,385,860
22,100	Dress Barn, Inc.(a)	549,406
64,400	Interactive Data Corp.	1,951,964
159,211	MDC Partners, Inc., Class A	1,487,031
102,732	Speedway Motorsports, Inc.	1,795,755
71,075	Stage Stores, Inc.	945,298
121,155	Wendy’s/Arby’s Group, Inc., Class A	591,236

		10,401,780

Consumer Staples—3.8%
165,720	B&G Foods, Inc., Class A	1,542,853
18,700	Ralcorp Holdings, Inc.(a)	1,249,347

		2,792,200

Energy—5.0%
21,100	Arena Resources, Inc.(a)	874,173
15,300	Comstock Resources, Inc.(a)	528,156
19,600	Concho Resources, Inc.(a)	910,420
9,700	Oceaneering International, Inc.(a)	586,365
29,000	World Fuel Services Corp.	766,180

		3,665,294

Financials—19.5%
39,639	Affiliated Managers Group, Inc.(a)	2,819,522
68,900	CapitalSource, Inc.	378,950
23,000	Capstead Mortgage Corp., REIT	286,120
48,791	Cash America International, Inc.	1,870,159
56,000	Cypress Sharpridge Investments, Inc., REIT	740,880
31,602	Entertainment Properties Trust, REIT	1,207,829
4,000	First City Liquidating Trust Loans Assets Corp.(a)(b)(c)	0
39,700	Government Properties Income Trust, REIT	934,935
23,900	Hatteras Financial Corp., REIT	620,683
130,500	Hercules Technology Growth Capital, Inc.	1,284,120
27,600	Investment Technology Group, Inc.(a)	469,752
167,300	Nelnet, Inc., Class A	2,629,956
102,600	Northwest Bancshares, Inc.	1,211,706

		14,454,612

Health Care—5.1%
46,900	Chemed Corp.	2,511,964
6,400	Teleflex, Inc.	390,016
22,600	West Pharmaceutical Services, Inc.	880,270

		3,782,250

Industrials—22.1%
35,800	Applied Signal Technology, Inc.	661,226
83,224	Argon ST, Inc.(a)	2,047,311
62,600	Atlas Air Worldwide Holdings, Inc.(a)	2,822,008
13,600	Brink’s Co.	346,528
259,292	CBIZ, Inc.(a)	1,615,389
14,000	Clean Harbors, Inc.(a)	795,760
96,400	Kaman Corp.	2,308,780
25,200	KAR Auction Services, Inc.(a)	337,680
111,800	R.R. Donnelley & Sons Co.	2,223,702
26,100	Stanley Works	1,494,225
44,400	Teledyne Technologies, Inc.(a)	1,672,548

		16,325,157

Information Technology—20.0%
33,400	ACI Worldwide, Inc.(a)	609,216
26,000	Acxiom Corp.(a)	438,360
75,600	Broadridge Financial Solutions, Inc.	1,590,624
149,200	Convergys Corp.(a)	1,841,128
229,800	Global Cash Access Holdings, Inc.(a)	1,721,202
268,940	infoGROUP, Inc.(a)	2,159,588
104,304	j2 Global Communications, Inc.(a)	2,263,397
70,468	Liquidity Services, Inc.(a)	866,756
164,491	MIPS Technologies, Inc.(a)	692,507
70,650	Progress Software Corp.(a)	1,979,613
88,100	SRS Labs, Inc.(a)	670,441

		14,832,832

Materials—6.0%
71,900	HB Fuller Co.	1,509,181
51,300	Silgan Holdings, Inc.	2,929,743

		4,438,924

Total Common Stock (Cost $55,124,985)		70,693,049

Short Term Investment—5.1%

Money Market Fund—5.1%
3,810,340	Investors Cash Trust - Treasury Portfolio, 0.01%(d) (Cost $3,810,340)	3,810,340

Total Investments – 100.7% (Cost $58,935,325)*		74,503,389

Other Assets and Liabilities, Net—(0.7)%		(538,847)

NET ASSETS—100.0%		$73,964,542

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010 the value of these securities amounted to $0, or 0.00% of net assets.
(c)	Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At February 28, 2010 the value of these securities amounted to $0, or 0.00% of net assets. Additional information on the restricted security is as follows:

First City Liquidating Trust Loans Assets Corp.

Acquisition Date	Acquisition Cost
October 31, 2003	$8,050

(d)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$16,215,193
Gross Unrealized Depreciation	(647,129)

Net Unrealized Appreciation	$15,568,064

REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—93.3%

Consumer Discretionary—22.5%
48,185	A.C. Moore Arts & Crafts, Inc.(a)	140,218
20,105	American Greetings Corp., Class A	383,402
26,340	Brink’s Home Security Holdings, Inc.(a)	1,102,329
29,220	Cato Corp., Class A	572,712
17,395	Coinstar, Inc.(a)	516,284
36,660	GameStop Corp., Class A(a)	630,552
24,505	Helen of Troy, Ltd.(a)	592,286
104,430	Knology, Inc.(a)	1,195,724
15,855	Liberty Media-Starz, Series A(a)	807,495
22,800	PetMed Express, Inc.	441,636
23,300	PetSmart, Inc.	634,226

		7,016,864

Consumer Staples— 3.7%
26,960	Casey’s General Stores, Inc.	819,854
24,870	Spartan Stores, Inc.	348,677

		1,168,531

Energy—11.5%
14,125	Dresser-Rand Group, Inc.(a)	436,604
39,761	Gulf Island Fabrication, Inc.	793,232
93,595	North American Energy Partners, Inc.(a)	953,733
21,325	T-3 Energy Services, Inc.(a)	506,255
19,790	Tidewater, Inc.	882,040

		3,571,864

Financials—16.8%
46,135	Ares Capital Corp.	602,984
24,410	Assurant, Inc.	744,993
29,570	Assured Guaranty, Ltd.	623,927
54,713	Fifth Street Finance Corp.	619,898
23,060	HCC Insurance Holdings, Inc.	643,374
63,370	MCG Capital Corp.(a)	324,454
59,274	Pacific Premier Bancorp, Inc.(a)	253,693
24,115	PacWest Bancorp	489,535
24,335	Umpqua Holdings Corp.	303,701
25,980	Union First Market Bankshares Corp.	325,010
22,140	Wilmington Trust Corp.	319,259

		5,250,828

Health Care—2.2%
26,535	AMERIGROUP Corp.(a)	697,340

Industrials—11.9%
49,850	Actuant Corp., Class A	902,783
5,830	Allegiant Travel Co.(a)	303,976
15,455	Baldor Electric Co.	485,596
26,920	Brink’s Co.	685,922
25,290	Harsco Corp.	759,206
12,330	School Specialty, Inc.(a)	263,245
20,975	UTi Worldwide, Inc.	313,157

		3,713,885

Information Technology—22.5%
45,465	Broadridge Financial Solutions, Inc.	956,584
18,610	Comtech Telecommunications Corp.(a)	588,448
39,280	Double-Take Software, Inc.(a)	348,414
17,695	DST Systems, Inc.(a)	680,019
40,975	EchoStar Corp., Class A(a)	825,236
12,955	Global Payments, Inc.	554,604
25,630	Hughes Communications, Inc.(a)	721,997
22,130	Lender Processing Services, Inc.	844,923
5,905	MAXIMUS, Inc.	340,010
16,500	TNS, Inc.(a)	389,895
53,280	Total System Services, Inc.	758,707

		7,008,837

Materials—2.2%
47,370	LSB Industries, Inc.(a)	673,128

Total Common Stock (Cost $25,540,180)		29,101,277

Preferred Stock—1.0%

Financials—1.0%
14,384	ASBC Capital I Trust Originated Preferred Securities, Callable 4/5/2010 @ 25.00 (Cost $282,095)	317,167

Investment Company—1.8%
82,069	Third Point Offshore Investors, Ltd.(a)(c) (Cost $424,262)	574,483

Short Term Investment—4.2%

Money Market Fund—4.2%
1,301,678	Investors Cash Trust - Treasury Portfolio, 0.01%(b) (Cost $1,301,678)	1,301,678

Total Investments – 100.3% (Cost $27,548,215)*		31,294,605

Other Assets and Liabilities, Net—(0.3)%		(98,408)

NET ASSETS—100.0%		$31,196,197

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2010, the value of these securities amounted to $574,483, or 1.8% of net assets.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$4,157,530
Gross Unrealized Depreciation	(411,140)

Gross Unrealized Appreciation	$3,746,390

See accompanying notes to schedule of investments.

BROWN ADVISORY OPPORTUNITY FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—97.1%

Consumer Discretionary—3.4%
12,685	American Public Education, Inc.(a)	548,753

Consumer Staples—4.7%
12,340	Costco Wholesale Corp.	752,370

Energy—6.7%
8,470	Canadian Natural Resources, Ltd.	574,520
9,050	Total SA ADR	503,723

		1,078,243

Financials—13.2%
23,640	BB&T Corp.	674,449
15,480	Chubb Corp.	781,121
6,650	Franklin Resources, Inc.	676,438

		2,132,008

Health Care—9.3%
8,675	Becton, Dickinson & Co.	675,522
8,655	Millipore Corp.(a)	817,119

		1,492,641

Industrials—22.6%
15,605	AMETEK, Inc.	609,219
8,590	Danaher Corp.	635,402
7,125	Eaton Corp.	485,355
16,245	Jacobs Engineering Group, Inc.(a)	630,306
20,190	Snap-on, Inc.	852,422
28,480	UTi Worldwide, Inc.	425,206

		3,637,910

Information Technology—29.5%
21,280	Accenture PLC, Class A	850,562
3,655	Apple, Inc.(a)	747,886
21,440	Cisco Systems, Inc.(a)	521,635
17,585	Citrix Systems, Inc.(a)	756,331
15,105	Global Payments, Inc.	646,645
1,250	Google, Inc., Class A(a)	658,500
21,475	Trimble Navigation, Ltd.(a)	577,033

		4,758,592

Materials—7.7%
11,380	Air Products & Chemicals, Inc.	780,440
19,250	Rockwood Holdings, Inc.(a)	461,808

		1,242,248

Total Common Stock (Cost $11,487,619)		15,642,765

Short Term Investment—3.0%

Money Market Fund—3.0%
478,864	Investors Cash Trust - Treasury Portfolio, 0.01%(b) (Cost $478,864)	478,864

Total Investments – 100.1% (Cost $11,966,483)*		16,121,629

Other Assets and Liabilities, Net—(0.1)%		(22,988)

NET ASSETS—100.0%		$16,098,641

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$4,206,409
Gross Unrealized Depreciation	(51,263)

Net Unrealized Appreciation	$4,155,146

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying notes to schedule of investments.

BROWN ADVISORY CORE INTERNATIONAL FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares	Security Description	Value $

Common Stock—96.4%

Australia—7.3%
26,172	Australia & New Zealand Banking Group, Ltd.	542,636
55,312	BHP Billiton, Ltd.	2,036,900
28,373	Commonwealth Bank of Australia	1,370,767
41,860	Downer EDI, Ltd.	296,302
128,806	Qantas Airways, Ltd.	304,683
20,749	Rio Tinto, Ltd.	1,310,675
117,270	Stockland Corp., Ltd.	426,601
23,638	Wesfarmers, Ltd.	659,324

		6,947,888

Austria—0.3%
7,202	Erste Group Bank AG	271,320

Belgium—1.4%
16,013	Anheuser-Busch InBev NV	801,435
7,248	Delhaize Group	561,205

		1,362,640

Denmark—0.4%
4,761	Novo Nordisk A/S, B Shares	336,288

Finland—0.8%
15,350	Fortum Oyj	391,023
30,146	Nokia Oyj	406,130

		797,153

France—9.2%
15,531	BNP Paribas SA	1,123,464
17,360	Bouygues SA	798,889
6,067	Carrefour SA	279,899
5,648	Compagnie Generale des Etablissements Michelin, Class B	393,948
4,184	Fonciere des Regions SA, REIT	417,158
28,139	France Telecom SA	659,915
2,936	Gecina SA	304,241
12,107	Legrand SA	379,044
2,660	LVMH Moet Hennesy Louis Vuitton SA	288,280
9,792	Renault SA(a)	402,623
17,323	Sanofi-Aventis SA	1,267,008
37,793	STMicroelectronics NV	327,257
11,439	Technip SA	814,535
14,300	Total SA	797,863
19,927	Vivendi SA	501,919

		8,756,043

Germany—6.7%
16,506	BASF SE	924,429
9,411	Bayer AG	624,000
4,587	Bilfinger Berger AG	288,530
24,561	E.ON AG	873,787
5,706	Hannover Rueckversicherung AG(a)	256,447
16,647	Henkel AG & Co. KGaA	855,604
12,911	Lanxess AG	472,859
15,615	MTU Aero Engines Holding AG	784,279
3,354	Siemens AG	288,420
3,173	Software AG	367,767
27,136	United Internet AG, Registered Shares(a)	418,227
2,173	Wacker Chemie AG	259,732

		6,414,081

Hong Kong—1.8%
57,000	Cheung Kong Holdings, Ltd.	695,435
30,508	Hongkong Electric Holdings, Ltd.	170,779
245,000	Industrial & Commercial Bank of China, Ltd.	527,126
24,000	Sun Hung Kai Properties, Ltd.	333,321

		1,726,661

Italy—2.9%
32,168	Atlantia SpA	741,921
145,839	Enel SpA	790,769
16,619	Eni SpA	374,928
15,539	Prysmian SpA	267,629
9,940	Saipem SpA	328,726
60,833	Snam Rete Gas SpA	287,815

		2,791,788

Japan—20.5%
53,000	Air Water, Inc.	620,511
86,000	Asahi Glass Co., Ltd.	858,741
117,000	Chiba Bank, Ltd.	712,563
31,515	Denso Corp.	854,307
4,700	Fast Retailing Co., Ltd.	793,651
19,200	Fuji Oil Co., Ltd.	299,358
75,000	Fujitsu, Ltd.	487,167
11,000	Hisamitsu Pharmaceutical Co., Inc.	401,835
32,900	Hitachi Chemical Co., Ltd.	674,074
352,000	Hokuhoku Financial Group, Inc.	741,011
33,600	Honda Motor Co., Ltd.	1,165,012
8,200	JFE Holdings, Inc.	305,088
74	KDDI Corp.	394,867
10,700	Kobayashi Pharmaceutical Co., Ltd.	436,649
5,300	Kyocera Corp.	471,946
11,300	Makita Corp.	361,910
49,200	Mitsubishi Corp.	1,229,585
20,000	Mitsubishi Tanabe Pharma Corp.	295,171
39,700	Mitsui & Co., Ltd.	616,304
6,300	Nidec Corp.	612,057
1,200	Nintendo Co., Ltd.	326,511
54,000	Nippon Electric Glass Co., Ltd.	701,520
23,797	Nippon Meat Packers, Inc.	291,201
11,074	Nippon Telegraph & Telephone Corp.	482,454
2,290	Nippon Television Network Corp.	315,542
77,900	Nissan Motor Co., Ltd.(a)	618,254
8,800	Nitto Denko Corp.	324,440
330	RISA Partners, Inc.	189,835
11,000	Santen Pharmaceutical Co., Ltd.	353,541
17,600	Sega Sammy Holdings, Inc.	217,350
28,400	Sumitomo Electric Industries, Ltd.	341,452
9,494	Sumitomo Mitsui Financial Group, Inc.	305,244
11,300	Sundrug Co., Ltd.	274,009
6,500	Takeda Pharmaceutical Co., Ltd.	294,523
77,693	The Sumitomo Trust and Banking Co., Ltd.	439,062
8,500	Tokyo Electron, Ltd.	525,329
87,000	Tokyo Gas Co., Ltd.	379,027
28,000	Toyo Suisan Kaisha, Ltd.	780,457

		19,491,558

Netherlands—3.1%
12,966	ASML Holding NV	397,376
5,305	Fugro NV	308,197
6,370	Heineken NV	312,828

See accompanying notes to schedule of investments.

BROWN ADVISORY CORE INTERNATIONAL FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares/ Face Amount $	Security Description	Value $

Common Stock—Continued

Netherlands—Continued
16,244	Koninklijke (Royal) Philips Electronics NV	474,837
58,666	Koninklijke Ahold NV	718,868
46,000	Koninklijke KPN NV	732,763

		2,944,869

Norway—2.6%
105,200	DnB NOR ASA(a)	1,143,420
11,768	Seadrill, Ltd.	270,755
28,300	StatoilHydro ASA	634,830
28,200	Telenor ASA(a)	356,636

		2,405,641

Portugal—0.5%
123,563	EDP - Energias de Portugal SA	453,385

Singapore—1.9%
195,000	Ezra Holdings, Ltd.	310,801
120,000	Keppel Land, Ltd.	280,063
54,000	United Overseas Bank, Ltd.	716,209
113,428	Wilmar International, Ltd.	524,606

		1,831,679

Spain—4.5%
141,221	Banco Santander SA	1,836,019
14,619	Ebro Puleva SA	288,009
253,574	Mapfre SA	913,167
12,082	Repsol YPF SA	273,641
40,928	Telefonica SA	960,957

		4,271,793

Sweden—2.1%
26,390	Electrolux AB, Series B(a)	560,568
40,467	Svenska Handelsbanken AB, A Shares	1,104,290
19,800	Tele2 AB	294,465

		1,959,323

Switzerland—9.0%
7,578	Baloise Holding AG	652,023
19,562	Credit Suisse Group AG	868,896
5,493	Holcim, Ltd., Registered Shares(a)	363,421
11,757	Nestle SA	585,168
23,406	Novartis AG, Registered Shares(a)	1,302,271
7,773	Roche Holdings AG - Genusschein	1,298,516
5,187	Schindler Holding AG	414,419
2,091	Swatch Group AG	581,601
19,519	Swiss Re	877,528
6,877	Zurich Financial Services AG	1,658,574

		8,602,417

United Kingdom—21.4%
114,819	Amlin PLC	691,109
67,843	Antofagasta PLC	913,834
15,932	AstraZeneca PLC	700,400
155,268	Aviva PLC	923,924
183,672	BAE Systems PLC	1,048,138
66,272	Balfour Beatty PLC	278,765
127,304	Beazley PLC	218,931
221,585	BP PLC	1,955,013
43,409	British American Tobacco PLC	1,475,513
47,588	Britvic PLC	309,147
120,350	Compass Group PLC	894,675
48,961	Cookson Group PLC(a)	343,371
28,384	GlaxoSmithKline PLC	525,349
108,481	IG Group Holdings PLC	639,563
10,344	Imperial Tobacco Group PLC	322,664
176,316	International Power PLC	871,755
46,633	Interserve PLC	142,264
131,876	Kingfisher PLC	432,275
177,272	Logica PLC	322,701
82,765	Marks & Spencer Group PLC	416,532
93,324	National Grid PLC	927,677
19,685	Petrofac, Ltd.	308,221
5,875	Reckitt Benckiser Group PLC	308,838
47,253	Royal Dutch Shell PLC, B Shares	1,236,599
93,141	Stagecoach Group PLC	248,363
53,374	Standard Chartered PLC	1,271,061
22,556	Travis Perkins PLC(a)	230,062
566,059	Vodafone Group PLC	1,220,732
60,161	William Morrison Supermarkets PLC	273,788
59,720	Xstrata PLC(a)	937,805

		20,389,069

Total Common Stock (Cost $87,382,515)		91,753,596

Preferred Stock—0.8%

Germany—0.8%
11,469	Fresenius SE (Cost $759,184)	805,585

Exchange Traded Fund—1.3%

Multi-Country—1.3%
23,626	iShares MSCI EAFE Index Fund, 0.50% (Cost $1,245,302)	1,243,200

Short Term Investment—2.4%

Money Market Fund—2.4%
2,233,590	Western Asset/Citi Institutional U.S. Treasury Reserves, Class A, 0.01%(b) (Cost $2,233,590)	2,233,590

Total Investments – 100.9% (Cost $91,620,591)*		96,035,971

Other Assets and Liabilities, Net—(0.9)%		(852,692)

NET ASSETS—100.0%		$95,183,279

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$10,673,532
Gross Unrealized Depreciation	(6,258,152)

Net Unrealized Appreciation	$4,415,380

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Certificates of Participation—0.7%
Revenue Bonds—0.7%
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/14	554,815
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/15	553,600
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/16	231,858

Total Certificates of Participation (Cost $1,241,538)				1,340,273

Municipal Bonds—93.8%
General Obligation Bonds—63.1%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100	4.00%	06/01/24	494,893
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101	4.75%	02/15/17	526,785
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101	4.80%	02/15/18	527,025
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/15	660,050
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/16	4,169,091
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/18	1,052,970
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100	5.00%	03/01/17	1,547,289
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/18	1,169,106
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100	4.00%	04/01/21	635,053
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100	4.50%	03/01/25	532,235
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100	5.00%	09/01/13	1,542,912
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/15	1,060,335
1,280,000	Baltimore County Maryland Consolidated Public Improvement Series A AGM Insured	5.00%	10/15/15	1,491,904
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/17	1,562,537
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100	5.00%	08/01/18	441,660
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/16	2,360,620
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/18	1,665,629
500,000	Baltimore County Maryland Metropolitan District - 70th Issue Callable 9/1/2016 @ 100	4.00%	09/01/19	535,405
1,450,000	Baltimore County Maryland Metropolitan District - 71st Issue Callable 2/1/2018 @ 100	5.00%	02/01/20	1,675,533
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/13	2,274,840
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/12	285,265
440,000	Baltimore Maryland Consolidated Public Improvement Series A NATL-RE Insured	5.00%	10/15/14	513,009
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/15	289,940
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured	4.00%	11/01/20	257,033
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/13	2,811,297
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/23	1,100,040
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/15	1,181,990
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/15	564,370
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/11	518,760
250,000	Charles County Maryland Consolidated Public Improvement Prerefunded 2/1/2011 @ 101	4.30%	02/01/12	261,780
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	03/01/10	500,270
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/13	955,521
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/14	1,264,879
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/15	2,246,655
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/16	1,104,937
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/16	293,458
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/17	315,108
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured	4.00%	03/01/20	536,550
520,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series B Callable 2/1/2019 @ 100(a)	4.25%	02/01/28	538,730
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/17	361,019
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/18	555,455
750,000	District of Columbia Series A Callable 6/1/2017 @ 100 NATL-RE FGIC Insured	4.25%	06/01/29	722,220
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/12	625,142
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/16	2,231,380
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/14	232,650
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100	5.00%	08/01/16	288,145
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/17	1,154,870
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/18	602,350
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/20	1,628,306
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/21	612,355

See accompanying notes to schedule of investments.

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
250,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100	4.00%	06/01/22	262,315
395,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/17	409,556
575,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/19	582,032
300,000	Harford County Maryland Callable 7/15/2015 @ 100	5.00%	07/15/22	329,214
200,000	Harford County Maryland Consolidated Public Improvement Callable 1/15/2011 @ 101	4.25%	01/15/13	208,058
1,000,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/17	1,178,820
2,000,000	Howard County Maryland Consolidated Public Improvement Project Unrefunded Balance Series A Callable 2/15/2012 @ 100	5.25%	08/15/12	2,181,240
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/14	798,368
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/15	2,245,360
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/15	353,385
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/16	1,859,366
560,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/15	601,395
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/15	225,378
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/16	456,703
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/16	222,359
1,600,000	Maryland State	5.00%	02/01/11	1,671,264
850,000	Maryland State & Local Facilities 2nd Series A	3.00%	08/15/17	891,114
2,500,000	Maryland State & Local Facilities 1st Series A Callable 3/1/2017 @ 100(a)	4.00%	03/01/24	2,621,250
750,000	Maryland State & Local Facilities Loan 1st Series B	3.00%	03/01/12	786,090
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/12	243,186
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/13	569,640
300,000	Maryland State & Local Facilities Loan 2nd Series Callable 8/1/2013 @ 100	5.00%	08/01/14	339,387
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/15	588,590
500,000	Maryland State & Local Facilities Loan 1st Series Callable 8/1/2014 @ 100	5.00%	08/01/15	577,085
665,000	Maryland State & Local Facilities Loan 2nd Series A Callable 8/1/2015 @ 100(a)	5.00%	08/01/17	763,147
250,000	Maryland State & Local Facilities Loan Series C	2.50%	11/01/17	252,963
1,000,000	Maryland State & Local Facilities Loan 2nd Series Callable 8/1/2017 @ 100	5.00%	08/01/18	1,165,940
225,000	Maryland State & Local Facilities Loan Series C	5.00%	11/01/18	267,482
2,750,000	Maryland State & Local Facilities Loan 1st Series Callable 3/15/2017 @ 100	5.00%	03/15/19	3,164,067
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/13	2,554,274
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/15	147,798
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/11	841,472
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/14	657,236
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/15	2,319,183
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/15	588,590
500,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 9/1/2014 @ 100	5.00%	09/01/15	573,770
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/16	2,056,989
500,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 4/1/2014 @ 100	5.00%	04/01/17	577,145
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/17	1,188,540
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 5/1/2017 @ 100	5.00%	05/01/18	2,005,728
250,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 5/1/2013 @ 100	4.00%	05/01/19	260,005
130,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 8/1/2018 @ 100	4.00%	08/01/19	142,705
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/11	517,970
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/11	1,044,090
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/12	379,928
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/14	2,084,938
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/15	881,048
810,000	Washington County Maryland Public Improvement	2.25%	01/01/14	843,745
565,000	Washington County Maryland Public Improvement	4.50%	01/01/15	643,947
585,000	Washington County Maryland Public Improvement	3.00%	01/01/17	613,829
640,000	Washington County Maryland Public Improvement	4.00%	01/01/18	707,520
500,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/10	505,385
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/12	248,906
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100(a)	4.00%	06/01/14	1,772,054
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100	4.00%	06/01/15	1,648,425
1,000,000	Washington Suburban Sanitation District - Sewage Disposal	5.25%	06/01/10	1,013,410
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/14	234,990
500,000	Washington Suburban Sanitation District - Water Supply	4.25%	06/01/10	505,385
500,000	Washington Suburban Sanitation District - Water Supply 2nd Series	3.00%	06/01/11	516,940
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/12	280,255
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/15	1,766,280

See accompanying notes to schedule of investments.

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
General Obligation Bonds—Continued
1,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Series A	4.00%	06/01/16	1,119,950
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/16	1,767,705
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.00%	06/01/19	2,045,520
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.25%	06/01/20	508,690
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100	3.75%	06/01/21	2,420,043
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/13	599,760
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/14	1,425,560
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/16	1,178,630
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/17	590,715

				118,073,163

Revenue Bonds—30.7%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A Callable 9/1/2016 @ 100	5.00%	09/01/19	787,277
925,000	Baltimore Maryland Convention Center Callable 9/1/2010 @ 101 NATL-RE Insured(a)	5.00%	09/01/19	937,025
500,000	Baltimore Maryland Convention Center Series A Callable 9/1/2016 @ 100 XLCA Insured	5.25%	09/01/19	470,345
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/12	126,040
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/13	413,755
360,000	Baltimore Maryland Wastewater Project Series A Callable 7/1/2018 @ 100 AGM Insured	5.00%	07/01/20	413,665
1,000,000	Baltimore Maryland Wastewater Project Series C Callable 7/1/2016 @ 100 AMBAC Insured	5.00%	07/01/21	1,089,720
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A Callable 9/1/2016 @ 100	5.63%	09/01/38	380,684
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/13	211,738
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/14	541,125
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/15	1,056,440
1,000,000	Maryland State Community Development Administration - Single Family Program 1st Series Callable 10/1/2010 @ 100	4.65%	04/01/12	1,018,580
500,000	Maryland State Community Development Administration - Single Family Program 1st Series Callable 10/1/2010 @ 100	4.75%	04/01/13	508,120
455,000	Maryland State Department of Transportation	5.00%	05/01/12	498,425
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/13	1,156,060
1,000,000	Maryland State Department of Transportation	5.25%	12/15/14	1,183,110
1,300,000	Maryland State Department of Transportation	5.25%	12/15/16	1,557,556
1,325,000	Maryland State Department of Transportation	5.00%	02/15/17	1,546,142
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100	4.25%	02/15/18	547,540
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100	4.00%	05/15/20	535,475
700,000	Maryland State Department of Transportation 2nd Issue Callable 9/1/2018 @ 100	4.00%	09/01/21	746,557
260,000	Maryland State Economic Development Corporation - Lutheran World Relief/Refugee Callable 4/1/2017 @ 100	5.25%	04/01/19	268,216
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5	5.00%	06/01/15	541,425
600,000	Maryland State Economic Development Corporation - The Baltimore Museum of Art, Inc. SunTrust Bank(b)	0.42%	09/01/28	600,000
340,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.25%	06/01/10	343,730
290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured	5.38%	07/01/12	305,225
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured	5.00%	06/01/22	490,985
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/11	235,452
500,000	Maryland State Health & Higher Education Facilities - University of Maryland Medical System	4.00%	07/01/15	530,355
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A Callable 1/1/2013 @ 101	5.00%	01/01/14	522,310
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/14	426,092
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/16	396,966
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/12	531,475
450,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured	5.00%	07/01/13	467,590
100,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured	5.00%	07/01/15	103,223
250,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	4.63%	07/01/10	252,603
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100	5.00%	07/01/13	530,660

See accompanying notes to schedule of investments.

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/12	271,358
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/11	461,569
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100	4.50%	07/01/19	254,333
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2011 @ 100	5.00%	07/01/20	505,290
2,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center(b)	0.50%	07/01/25	2,000,000
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100	5.00%	05/15/42	265,953
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100	5.00%	05/15/46	544,635
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/10	504,355
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/11	947,304
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100	4.60%	05/15/14	516,120
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100	4.70%	05/15/15	102,659
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/10	508,460
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A Callable 7/1/2011 @ 100	5.00%	07/01/12	264,613
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	284,120
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A Callable 7/1/2011 @ 100	5.00%	07/01/13	264,613
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/18	584,425
235,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	3.88%	07/01/10	235,945
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 4/5/2010 @ 100	5.30%	07/01/12	535,968
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/13	206,304
1,000,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Escrowed to Maturity	5.00%	07/01/10	1,016,770
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Prerefunded 7/1/2014 @ 100	4.00%	07/01/17	554,745
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/17	548,535
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100	5.00%	07/01/18	270,063
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/13	265,525
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A Callable 7/1/2017 @ 100	5.00%	07/01/26	191,586
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A Callable 7/1/2017 @ 100	5.00%	07/01/27	128,670
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100	4.50%	07/01/35	168,958
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100	5.00%	07/01/26	1,033,980
430,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.30%	07/01/10	432,378
750,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/12	810,667
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/13	428,048
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/15	1,014,263
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured	5.50%	07/01/24	539,860
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100	5.25%	07/01/18	120,003
250,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured	5.00%	01/01/25	254,885
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B Callable 11/1/2012 @ 100	4.50%	11/01/14	532,090
500,000	Maryland State Transportation Authority AGM Insured	5.00%	07/01/10	508,440
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/16	784,342
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100	5.00%	07/01/21	646,847
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/15	233,646
100,000	Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/18	114,216
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	4.00%	03/01/19	539,420
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/19	571,455
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/19	1,191,700
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/15	1,992,041
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/15	589,115

See accompanying notes to schedule of investments.

BROWN ADVISORY MARYLAND BOND FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares/ Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds—Continued
Revenue Bonds—Continued
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/17	579,750
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/18	404,957
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100	4.00%	03/01/19	320,766
265,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund, Series A Callable 3/1/2018 @ 100(a)	5.00%	03/01/19	305,680
200,000	Montgomery County Maryland - Housing Opportunity Commission Series A FHA VA Insured	3.45%	07/01/11	206,308
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Series A Multi-Family Revenue Callable 7/1/2010 @ 100	5.40%	07/01/11	202,760
400,000	Queen Annes County Maryland - Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured	5.00%	11/15/17	453,768
440,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/10	442,086
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/12	455,859
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/13	563,865
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/15	1,058,970
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/15	555,490
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/16	559,050
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/1/2016 @ 100	5.00%	10/01/19	283,108
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 4/1/2017 @ 100	4.00%	04/01/20	535,140
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Prerefunded 4/1/2012 @ 100	5.13%	04/01/21	558,190
100,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Callable 10/1/2016 @ 100	5.00%	10/01/22	111,192
940,000	Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured(a)	4.25%	07/01/22	1,010,190
500,000	Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100	4.38%	11/01/24	478,270
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/13	1,254,854

				57,352,211

Total Municipal Bonds (Cost $168,734,833)				175,425,374

Short Term Investment—4.9%
Money Market Fund—4.9%
9,189,994	Cash Account Trust-Tax Exempt Portfolio, 0.09%(c) (Cost $9,189,994)			9,189,994

Total Investments – 99.4% (Cost $179,166,365)*				185,955,641

Other Assets and Liabilities, Net—0.6%				1,171,337

NET ASSETS—100.0%				$187,126,978

(a)	Continuously callable with 30 days notice.
(b)	Variable rate security. Rate disclosed is as of February 28, 2010.
(c)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$7,115,006
Gross Unrealized Depreciation	(325,730)

Net Unrealized Appreciation	$6,789,276

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Insurance Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHA VA	Federal Housing Authority/Veterans Administration
NATL-RE	National Public Finance Guarantee Corp. Reinsured
XLCA	XL Capital Assurance

See accompanying notes to schedule of investments.

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes—22.9%
2,000,000	America Movil SAB de CV	5.50%	03/01/14	2,168,946
1,000,000	Baltimore Gas & Electric Co., MTN	6.75%	06/05/12	1,065,234
2,750,000	Barrick NA Finance LLC	6.80%	09/15/18	3,137,951
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/15	2,765,132
1,350,000	Block Financial LLC	5.13%	10/30/14	1,415,295
2,500,000	Caterpillar Financial Services Corp., MTN	6.13%	02/17/14	2,824,462
2,500,000	Charles Schwab Corp.	4.95%	06/01/14	2,688,353
2,500,000	Comcast Corp.	6.50%	01/15/17	2,797,387
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/14	2,938,911
2,500,000	E.I. Du Pont De Nemours & Co.	5.75%	03/15/19	2,736,620
2,145,000	FIA Card Services NA, BKNT(a)	7.13%	11/15/12	2,361,381
2,750,000	FPL Group Capital, Inc.	6.00%	03/01/19	2,974,565
3,000,000	General Electric Co.	5.00%	02/01/13	3,221,901
2,565,000	Goldman Sachs Group, Inc., MTN	3.63%	08/01/12	2,662,650
2,750,000	GTE Corp.	6.84%	04/15/18	3,051,477
575,000	Hewlett-Packard Co.	6.13%	03/01/14	650,611
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/13	2,969,095
2,750,000	Kraft Foods, Inc.	6.00%	02/11/13	3,038,134
2,500,000	Norfolk Southern Corp.	5.90%	06/15/19	2,755,223
2,750,000	ONEOK Partners LP	6.15%	10/01/16	2,978,429
1,500,000	PACCAR, Inc.	6.88%	02/15/14	1,728,761
2,000,000	PPL Energy Supply LLC	6.50%	05/01/18	2,147,846
2,500,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/18	2,741,505
1,000,000	Staples, Inc.	7.38%	10/01/12	1,115,404
2,500,000	Starbucks Corp.	6.25%	08/15/17	2,716,250
1,328,000	W.R. Berkley Corp.	6.15%	08/15/19	1,334,080
2,465,000	Weatherford International, Ltd.	5.15%	03/15/13	2,624,278

Total Corporate Bonds & Notes (Cost $60,979,724)				65,609,881

US Government & Agency Obligations—70.7%
Bond—0.3%
640,000	FFCB	5.20%	03/20/13	710,469

FHLB Notes—10.0%
5,000,000	FHLB	3.13%	12/13/13	5,193,950
10,000,000	FHLB	4.75%	12/16/16	10,948,930
7,000,000	FHLB	5.25%	06/05/17	7,830,039
3,279,278	FHLB, Series 00-0606-Y	5.27%	12/28/12	3,474,198
1,208,138	FHLB, Series TQ-2015-A	5.07%	10/20/15	1,268,666

				28,715,783

FHLMC Note—1.1%
3,000,000	FHLMC, Callable 3/16/2010 @ 100	2.13%	03/16/11	3,001,728

FNMA Notes—4.4%
5,000,000	FNMA, Callable 4/1/2010 @ 100	2.00%	04/01/11	5,007,150
7,600,000	FNMA, Callable 4/27/2010 @ 100	3.22%	01/27/16	7,605,814

				12,612,964

Mortgage Backed Securities—37.6%
420,434	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/44	423,170
1,095,148	FHLMC, Pool # 1B0889(b)	4.52%	05/01/33	1,130,908
1,642,259	FHLMC, Pool # 1J0203(b)	5.23%	04/01/35	1,692,526
1,680,624	FHLMC, Pool # A40782	5.00%	12/01/35	1,751,638
2,026,568	FHLMC, Pool # A87434	5.00%	07/01/39	2,109,667
15,577	FHLMC, Pool # C00210	8.00%	01/01/23	17,885
1,919,208	FHLMC, Pool # C90993	5.50%	10/01/26	2,039,895
890,481	FHLMC, Pool # E93051	5.50%	12/01/17	957,864
15,335	FHLMC, Pool # G10543	6.00%	06/01/11	16,479
30,701	FHLMC, Pool # G10682	7.50%	06/01/12	32,254
25,232	FHLMC, Pool # G10690	7.00%	07/01/12	26,682
3,121,518	FHLMC, Pool # G11649	4.50%	02/01/20	3,294,015
7,971,640	FHLMC, Pool # G18309	4.50%	05/01/24	8,312,510
2,969,996	FHLMC, Pool # G30412	6.00%	03/01/28	3,190,489

See accompanying notes to schedule of investments.

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares/ Face Amount $	Security Description	Rate	Maturity	Value $
US Government & Agency Obligations—Continued
Mortgage Backed Securities—Continued
464,653	FHLMC, Pool # M80814	5.00%	05/01/10	471,497
708,518	FHLMC, Pool # M80931	5.50%	08/01/11	732,023
1,210,121	FHLMC REMIC, Series 2782-PA	4.00%	11/15/33	1,264,409
2,667,554	FHLMC REMIC, Series R005-VA	5.50%	03/15/16	2,862,346
236,944	FNMA, Pool # 254089	6.00%	12/01/16	255,489
1,573,545	FNMA, Pool # 255276	4.00%	06/01/11	1,601,692
3,260,487	FNMA, Pool # 256752	6.00%	06/01/27	3,476,450
3,180,529	FNMA, Pool # 257048	6.00%	01/01/28	3,391,196
32,409	FNMA, Pool # 409589	9.50%	11/01/15	35,622
133,951	FNMA, Pool # 433646	6.00%	10/01/13	144,058
71,439	FNMA, Pool # 539082	7.00%	08/01/28	79,405
186,757	FNMA, Pool # 625536	6.00%	01/01/32	201,122
103,122	FNMA, Pool # 628837	6.50%	03/01/32	111,972
873,875	FNMA, Pool # 663238	5.50%	09/01/32	925,771
950,950	FNMA, Pool # 725544	5.50%	12/01/17	1,020,533
138,418	FNMA, Pool # 741373(b)	2.70%	12/01/33	142,865
241,582	FNMA, Pool # 744805(b)	4.27%	11/01/33	248,330
261,870	FNMA, Pool # 764342(b)	1.90%	02/01/34	265,943
2,130,526	FNMA, Pool # 768005	4.00%	09/01/13	2,188,253
619,168	FNMA, Pool # 805440	7.00%	11/01/34	671,981
3,895,471	FNMA, Pool # 831413	5.50%	04/01/36	4,108,548
1,066,700	FNMA, Pool # 848817	5.00%	01/01/36	1,109,606
1,980,814	FNMA, Pool # 866920(b)	5.38%	02/01/36	2,025,237
4,975,105	FNMA, Pool # 888218	5.00%	03/01/37	5,168,721
2,444,564	FNMA, Pool # 889584	5.50%	01/01/37	2,581,334
5,243,070	FNMA, Pool # 909932	6.00%	03/01/37	5,569,357
2,959,460	FNMA, Pool # 944581	5.00%	07/01/22	3,124,679
5,401,542	FNMA, Pool # 981257	5.00%	05/01/23	5,701,949
9,603,443	FNMA, Pool # AA7001	5.00%	06/01/39	9,976,220
9,129,850	FNMA, Pool # AA7686	4.50%	06/01/39	9,259,155
7,202,428	FNMA, Pool # AA8753	5.00%	06/01/39	7,482,724
53,647	GNMA, Pool # 487110	6.50%	04/15/29	58,883
7,792	GNMA, Pool # 571166	7.00%	08/15/31	8,713
124,387	GNMA, Pool # 781186	9.00%	06/15/30	144,639
607,095	GNMA, Pool # 781450	5.00%	06/15/17	644,860
5,314,794	GNMA, Series 2008-1-PA	4.50%	12/20/36	5,540,344

				107,591,908

U.S. Treasury Securities—17.3%
12,500,000	U.S. Treasury Inflation Indexed Bonds	2.50%	07/15/16	14,706,140
12,500,000	U.S. Treasury Inflation Indexed Bonds	2.13%	01/15/19	13,392,921
6,000,000	U.S. Treasury Note/Bond	4.25%	08/15/15	6,556,878
5,000,000	U.S. Treasury Note/Bond	4.00%	08/15/18	5,228,130

See accompanying notes to schedule of investments.

BROWN ADVISORY INTERMEDIATE INCOME FUND

Schedule of Investments

February 28, 2010 (Unaudited)

Shares/ Face Amount $	Security Description	Rate	Maturity	Value $
US Government & Agency Obligations—Continued
U.S. Treasury Securities—Continued
10,000,000	U.S. Treasury Note/Bond	2.75%	02/15/19	9,436,720

				49,320,789

Total US Government & Agency Obligations (Cost $196,090,046)				201,953,641

Municipal Bond—1.1%
3,000,000	Illinois State (Cost $3,030,117)	3.32%	01/01/13	3,038,880

Yankee Dollar—0.8%
2,000,000	Potash Corp. of Saskatchewan, Inc. (Cost $2,068,284)	5.25%	05/15/14	2,176,410

Short Term Investment—4.0%
Money Market Fund—4.0%
11,483,818	Western Asset/Citi Institutional U.S. Treasury Reserves , Class A, 0.01% (Cost $11,483,818)(c)			11,483,818

Total Investments – 99.5% (Cost $273,651,989)*				284,262,630

Other Assets and Liabilities, Net—0.5%				1,552,142

NET ASSETS—100.0%				$285,814,772

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2010, the value of these securities amounted to $2,361,381 or 0.8% of net assets.
(b)	Variable rate security. Rate disclosed is as of February 28, 2010.
(c)	The rate quoted is the annualized seven-day net yield of the fund as of February 28, 2010.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$11,016,807
Gross Unrealized Depreciation	(406,166)

Net Unrealized Appreciation	$10,610,641

BKNT	Bank Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note

See accompanying notes to schedule of investments.

Notes to Schedules of Investments

February 28, 2010 (Unaudited)

The above report contains the Schedules of Investments of the funds listed below (individually a “Fund,” and collectively, the “Funds”):

Brown Advisory Growth Equity Fund

Brown Advisory Value Equity Fund

Brown Advisory Flexible Value Fund

Brown Advisory Small-Cap Growth Fund

Brown Cardinal Small Companies Fund

Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Opportunity Fund

Brown Advisory Core International Fund

Brown Advisory Maryland Bond Fund

Brown Advisory Intermediate Income Fund

Note 1 - Security Valuation

Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options traded on an exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Shares of open-end mutual funds are valued at net asset value (“NAV”). Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the advisor or a sub-advisor believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the security’s market price and may not be the price at which the asset may be sold. Fair value estimates for securities for which no or limited observable market data is available are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Various data inputs are used in determining the value of the Funds’ investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2010:

	Level 1		Level 2		Level 3		Total
Fund	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**

Brown Advisory Growth Equity Fund*
Security Type
Common Stock	$88,505,144	$—	$—	$—	$—	$—	$88,505,144	$—
Money Market Fund	—	—	4,747,749	—	—	—	4,747,749	—

Total	$88,505,144	$—	$4,747,749	$—	$—	$—	$93,252,893	$—

Brown Advisory Value Equity Fund*
Security Type
Common Stock	$150,568,358	$—	$—	$—	$—	$—	$150,568,358	$—
Money Market Fund	—	—	6,145,121	—	—	—	6,145,121	—

Total	$150,568,358	$—	$6,145,121	$—	$—	$—	$156,713,479	$—

Brown Advisory Flexible Value Fund*
Security Type
Common Stock	$17,413,416	$—	$—	$—	$—	$—	$17,413,416	$—
Money Market Fund	—	—	658,041	—	—	—	658,041	—

Total	$17,413,416	$—	$658,041	$—	$—	$—	$18,071,457	$—

Brown Advisory Small-Cap Growth Fund*
Security Type
Common Stock	$143,813,066	$—	$—	$—	$—	$—	$143,813,066	$—
Private Placement	—	—	—	—	336,015	—	336,015	—
Money Market Fund	—	—	10,863,414	—	—	—	10,863,414	—

Total	$143,813,066	$—	$10,863,414	$—	$336,015	$—	$155,012,495	$—

Brown Cardinal Small Companies Fund*
Security Type
Common Stock	$70,693,049	$—	$—	$—	$0	$—	$70,693,049	$—
Money Market Fund	—	—	3,810,340	—	—	—	3,810,340	—

Total	$70,693,049	$—	$3,810,340	$—	$0	$—	$74,503,389	$—

Brown Advisory Small-Cap Fundamental Value Fund*
Security Type
Common Stock	$29,101,277	$—	$—	$—	$—	$—	$29,101,277	$—
Preferred Stock	317,167	—	—	—	—	—	317,167	—
Investment Company	574,483	—	—	—	—	—	574,483	—
Money Market Fund	—	—	1,301,678	—	—	—	1,301,678	—

Total	$29,992,927	$—	$1,301,678	$—	$—	$—	$31,294,605	$—

Brown Advisory Opportunity Fund*
Security Type
Common Stock	$15,642,765	$—	$—	$—	$—	$—	$15,642,765	$—
Money Market Fund	—	—	478,864	—	—	—	478,864	—

Total	$15,642,765	$—	$478,864	$—	$—	$—	$16,121,629	$—

Brown Advisory Core International Fund*
Security Type
Common Stock	$91,753,596	$—	$—	$—	$—	$—	$91,753,596	$—
Preferred Stock	805,585	—	—	—	—	—	805,585	—
Exchanged Traded Fund	1,243,200	—	—	—	—	—	1,243,200	—
Money Market Fund	—	—	2,233,590	—	—	—	2,233,590	—

Total	$93,802,381	$—	$2,233,590	$—	$—	$—	$96,035,971	$—

Brown Advisory Maryland Bond Fund*
Security Type
Certificates of Participation	$—	$—	$1,340,273	$—	$—	$—	$1,340,273	$—
Municipal Bonds	—	—	175,425,374	—	—	—	175,425,374	—
Money Market Fund	—	—	9,189,994	—	—	—	9,189,994	—

Total	$—	$—	$185,955,641	$—	$—	$—	$185,955,641	$—

Brown Advisory Intermediate Income Fund*
Security Type
Corporate Bonds & Notes	$—	$—	$65,609,881	$—	$—	$—	$65,609,881	$—
US Government & Agency Obligations	—	—	201,953,641	—	—	—	201,953,641	—
Municipal Bond	—	—	3,038,880	—	—	—	3,038,880	—
Yankee Dollar	—	—	2,176,410	—	—	—	2,176,410	—
Money Market Fund	—	—	11,483,818	—	—	—	11,483,818	—

Total	$—	$—	$284,262,630	$—	$—	$—	$284,262,630	$—

*	Please refer to the Schedule of Investments for further breakout of each security type by geographical region, industry type and/or category.
**	Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as futures, forwards, written options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

In January, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the impact it will have on its financial statement disclosures.

As of February 28, 2010, Montagu Newhall Global Partners IV, LP (“Montagu Newhall”), a private placement security held in Brown Advisory Small-Cap Growth Fund, and First City Liquidating Trust Loans Assets Corp. (“FCLT”), a common stock held in Brown Cardinal Small Companies Fund, are securities priced at fair value as determined by the Board’s pricing committee pursuant to the Board’s valuation procedures. The inputs and valuation techniques used to measure fair value are as follows: Montagu Newhall was fair valued based upon capital calls made to date and financial information received directly from Montagu Newhall, and FCLT was priced based upon best available information. There were no changes in the valuation techniques used since the annual report for Montagu Newhall and FCLT.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Brown Advisory Small-Cap Growth Fund	Brown Cardinal Small Companies Fund
	Investments in Private Placement	Investments in Common Stock
Balance as of May 31, 2009	$321,433	$0
Accrued Accretion/(Amortization)	—	—
Change in Unrealized Appreciation/(Depreciation)	(25,418)	—
Net Purchases/(Sales)	40,000	—
Transfers In/(Out)	—	—

Balance as of February 28, 2010	$336,015	$0

Note 2 - Foreign Currency

Brown Advisory Core International Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The volume of foreign currency contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Note 3 - Options

Each Fund, except Brown Advisory Flexible Value Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Currently, most Funds do not have any intention of investing in options for purposes other than hedging or equitizing cash. Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Core International Fund may invest in options and futures for purposes of achieving their investment objective, portfolio management, risk mitigation, hedging, equitizing cash or for purposes of enhancing total return.

When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The activity, volume and premiums received for the period are listed in the table below.

	Brown Advisory Small-Cap Fundamental
	Value Fund
	Number of	Premiums
	Contracts	Received
Outstanding at 5/31/2009	115	$20,701
Options written	345	63,978
Options expired	(120)	(11,280)
Options exercised	(340)	(73,399)

Outstanding at 2/28/2010	—	$—

At February 28, 2010, Brown Advisory Small-Cap Fundamental Value Fund had no outstanding written options. No other Funds had options activity during the period.

Note 4 - Concentration of Risk

Brown Advisory Core International Fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Brown Advisory Maryland Bond Fund is non-diversified and may focus its investments in the securities of a limited number of issuers. Concentration of Brown Advisory Maryland Bond Fund in securities of a limited amount of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issues. Brown Advisory Maryland Bond Fund invests a substantial amount of its assets in issuers located in Maryland and therefore, it is more susceptible to economic, environmental and political factors adversely affecting issuers of Maryland municipal securities than would be comparable tax-exempt mutual funds that invest nationally. These factors may have an adverse effect on the issuers’ ability to meet their continued obligations to pay interest and principal to investors and therefore impact the value of the Fund’s investments and NAV.

Investors in bond funds should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. Generally bond prices fall when interest rates rise and vice versa. This effect is usually more pronounced for longer-term securities.

Please refer to the Prospectus for a complete description of the risks associated with the Funds.

Note 5 - Subsequent Events

A Special Meeting of Shareholders of the Funds was held on April 9, 2010 to seek approval of a proposed reorganization of the Funds. Prior to the Special Meeting, the Funds were organized as series of Forum Funds, a Delaware Statutory Trust. At the Special Meeting, the proposed tax-free reorganizations were approved, resulting in the Funds being organized as newly created series of Professionally Managed Portfolios, a Massachusetts Business Trust. The reorganizations have not resulted in any changes in the investment advisers to the Funds or any changes to the Funds’ investment objectives, strategies and risks. The Funds’ investment limitations remain substantially similar.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	April 29, 2010

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date	April 29, 2010